Classification and measurement of financial instruments - Summary of Carrying Amounts and Fair Values of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Other financial assets	$ 212	$ 185
Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Other financial assets	43	14
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Other financial assets	126	110
Derivative financial instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	(78)	25
Financial Liabilities	(78)	25
Deferred compensation plan liabilities [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	(286)	250
Financial Liabilities	(286)	250
Loans and other borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortised cost	(3,274)	(3,166)
Financial Liabilities	(3,274)	3,166
Trade and other payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	(73)	69
Financial liabilities at amortised cost	(594)	(670)
Financial liabilities, Not categorised as a financial instrument	(61)	47
Financial Liabilities	(728)	786
Other financial assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	169	124
Financial assets at amortised cost	50	68
Financial assets	219	192
Cash and cash equivalent [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	415	375
Financial assets at amortised cost	593	947
Financial assets	1,008	1,322
Derivative financial instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	4	20
Financial assets	4	20
Deferred Compensation Plan Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	286	250
Financial assets	286	250
Trade and other receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortised cost	697	651
Financial assets, Not categorised as a financial instrument	123	102
Financial assets	820	753
Equity Security [Member]
Disclosure of fair value measurement of assets [line items]
Other financial assets	$ 89	$ 87